Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Share Capital	Additional paid-in capital	Treasury Shares	Reserve for Share-based compensation	Revenue reserves	Retained earnings (accumulated losses)	Total
Equity at beginning of period at Dec. 31, 2019	R$ 548,380		R$ (2,238)	R$ 990	R$ 429	R$ (96,228)	R$ 451,333
Profit for the year						52,114	52,114
Value of employee services				525			525
Corporate reorganization	(548,376)	R$ 546,567	R$ 2,238		R$ (429)
Issuance of common shares in initial public offering	2	521,556					521,558
Share issuance costs		(47,582)					(47,582)
Equity at end of period at Dec. 31, 2020	6	1,020,541		1,515		(44,114)	977,948
Profit for the year						70,648	70,648
Capital contributions		9,722					9,722
Value of employee services				7,810			7,810
Issue of shares to employees		529		(529)
Equity at end of period at Dec. 31, 2021	6	1,030,792		8,796		26,534	1,066,128
Profit for the year						93,320	93,320
Issuance of shares for the acquisition of Unicesumar/Rede Enem	2	560,544					560,546
Capital contributions		428,375					428,375
Value of employee services				26,020			26,020
Issue of shares to employees		21,853		(21,853)
Equity at end of period at Dec. 31, 2022	R$ 8	R$ 2,041,564		R$ 12,963		R$ 119,854	R$ 2,174,389